UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number: _____
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nierenberg Investment Management Company, Inc.
Address: 19605 NE 8th Street
         Camas, WA 98607

13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Nierenberg
Title: President
Phone: 360-604-8600

Signature, Place, and Date of Signing:


DAVID NIERENBERG
Camas, WA, February 17, 2009

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:                   -1-
                                               --------------
Form 13F Information Table Entry Total:              10
                                               --------------
Form 13F Information Table Value Total:           $299,884
                                               --------------
                                                 (thousands)

List of Other Included Managers:

1 - Nierenberg Investment Management Offshore, Inc.

Form 13F Information Table

                               TITLE OF              VALUE      SHARES/   SH/ PUT/  INVSTMT  OTHER             VOTING AUTHORITY
    NAME OF ISSUER              CLASS     CUSIP     (x1000)     PRN AMT   PRN CALL  DSCRETN MANAGERS       SOLE      SHARED    NONE
-----------------------        -------- ---------   --------    -------   --- ----  ------- --------     -------     ------   ------
ASSET ACCEPTANCE CAPITAL CORP  Common   04543P100    25,198    4,931,049  SH        defined    1        4,083,208    847,841
BROOKS AUTOMATION INC          Common   114340102    36,875    6,346,806  SH        defined    1        5,266,086  1,080,720
ELECTRO SCIENTIFIC INDS INC    Common   285229100    27,568    4,060,127  SH        defined    1        3,245,713    814,414
MEDCATH CORPORATION            Common   58404W109    31,432    3,010,711  SH        defined    1        2,452,545    558,166
MEXICAN RESTAURANTS INC        Common   59283R104     2,446    1,192,956  SH        defined    1          922,965    269,991
MOVE, INC                      Common   62458M108    45,049   28,155,339  SH        defined    1       23,650,193  4,505,146
NATCO GROUP INC.               Common   63227W203    19,056    1,255,338  SH        defined    1        1,023,542    231,796
NATUS MEDICAL INC              Common   639050103    56,116    4,333,298  SH        defined    1        3,402,217    931,081
RADISYS CORP                   Common   750459109    25,037    4,527,463  SH        defined    1        3,726,287    801,176
SUPERIOR ENERGY SERVICES INC   Common   868157108    31,108    1,952,809  SH        defined    1        1,661,075    291,734

(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.